Loans and advances to customers	12 Months Ended
Dec. 31, 2018
Loans and advances to customers [Abstract]
Loans and advances to customers

27.   Loans and advances to customers

	R$ thousand
	On December 31
	2018	2017
Working capital	55,922,505	52,700,584
Personal credit (1)	68,142,457	60,570,146
Housing loans	60,594,386	59,963,375
Financing and export	47,718,443	38,272,982
Onlending BNDES/Finame	25,170,115	30,655,666
Credit card	39,553,374	37,568,984
Vehicle loans	31,075,027	24,741,298
Rural loans	13,353,943	13,642,478
Import	6,886,356	5,318,042
Overdraft for corporates	7,058,014	6,587,239
Receivable insurance premiums	4,427,560	4,301,472
Overdraft for individuals	4,764,293	3,582,020
Leases	2,089,862	2,249,859
Other	44,736,320	33,659,520
Total portfolio	411,492,655	373,813,665
Impairment of loans and advances	(31,105,579)	(27,055,566)
Total of net loans and advances to customers	380,387,076	346,758,099

 (1) It included, in 2018, R$51,284,334 thousand related to consigned credit (2017 - R$43,968,511 thousand).

Financial Leases Receivables

Loans and advances to customers include the following financial lease receivables.

	R$ thousand
	On December 31
	2018	2017
Gross investments in financial leases receivable:
Up to one year	929,858	1,118,286
From one to five years	1,128,477	1,082,149
Over five years	31,527	49,424
Impairment loss on finance leases	(128,564)	(146,812)
Net investment	1,961,298	2,103,047

Net investments in finance leases:
Up to one year	884,853	1,034,188
From one to five years	1,045,773	1,021,089
Over five years	30,672	47,770
Total	1,961,298	2,103,047

Loans and advances to customers with expected loss

The total balance of “Loans and advances to customers with expected loss” includes renegotiated loans and advances to customers. Such loans contemplate extension of loan payment terms, grace periods, reductions in interest rates, and/or, in some cases, the forgiveness (write-off) of part of the loan principal amount.

Renegotiations may occur after debts are past due or when the Company has information about a significant deterioration in the client's creditworthiness. The purpose of such renegotiations is to adapt the loan to reflect the client's actual payment capacity.

The following table shows changes made and our analysis of our portfolio of renegotiated loans and advances to customers:

	R$ thousand
	On December 31
	2018	2017
Opening balance	17,183,869	17,501,423
Additional renegotiated amounts, including interest	15,193,567	16,185,863
Payments received	(9,472,888)	(10,108,040)
Write-offs	(5,761,336)	(6,395,377)
Closing balance	17,143,212	17,183,869
Expected loss on loans and advances	(7,015,820)	-
Impairment of loans and advances	-	(10,853,777)
Total renegotiated loans and advances to customers, net of impairment at the end of the year	10,127,392	6,330,092

Impairment on renegotiated loans and advances as a percentage of the renegotiated portfolio	40.9%	63.2%
Total renegotiated loans and advances as a percentage of the total loan portfolio	4.2%	4.6%
Total renegotiated loans and advances as a percentage of the total loan portfolio, net of impairment	2.7%	1.8%

At the time a loan is modified, Management considers the new loan's conditions and renegotiated maturity and it is no longer considered past due. From the date of modification, renegotiated interest begins to accrue, using the effective interest rate method, taking into consideration the customer's capacity to pay the loan based on the analysis made by Management. If the customer fails to maintain the new negotiated terms, management considers ceasing accrual from that point.

Additionally, any balances related to renegotiated loans and advances to customers that have already been written off and recorded in off-balance sheet accounts, as well as any gains from renegotiations, are recognized only when received.

Reconciliation of the gross book value of loans and advances to clients

	R$ thousand
	Stage 1	Stage 2	Stage 3	Total
Loans and advances to customers on January 1, 2018	301,561,502	42,535,223	29,716,940	373,813,665
Transferred to Stage 1	-	(3,099,627)	(153,138)	(3,252,765)
Transferred to Stage 2	(8,547,801)	-	(169,851)	(8,717,652)
Transferred to Stage 3	(4,206,794)	(6,078,158)	-	(10,284,952)
Out of Stage 1	-	8,547,801	4,206,794	12,754,595
Out of Stage 2	3,099,627	-	6,078,158	9,177,785
Out of Stage 3	153,138	169,851	-	322,989
Assets originated/Assets settled or amortized	47,475,424	(4,969,841)	13,921,048	56,426,631
Write-offs	-	-	(18,747,641)	(18,747,641)
Loans and advances to customers in December 31, 2018	339,535,096	37,105,249	34,852,310	411,492,655

Reconciliation of expected losses from loans and advances to clients

	R$ thousand
	Stage 1	Stage 2	Stage 3	Total (1)
Expected loss on January 1, 2018	6,221,935	6,898,383	17,764,723	30,885,041
Transferred to Stage 1	-	(462,869)	(119,825)	(582,694)
Transferred to Stage 2	(275,265)	-	(100,420)	(375,685)
Transferred to Stage 3	(301,168)	(1,211,992)	-	(1,513,160)
Out of Stage 1	-	275,265	301,168	576,433
Out of Stage 2	462,869	-	1,211,993	1,674,862
Out of Stage 3	119,825	100,420	-	220,245
Constitution/(Reversion)	1,799,929	(1,219,485)	21,658,626	22,239,070
Write-offs	-	-	(18,747,641)	(18,747,641)
Expected loss on December 31, 2018	8,028,125	4,379,722	21,968,624	34,376,471

(1) Consider expected losses on loans, commitments to be released and financial guarantees provided.

R$ thousand
2017
Balance on December 31, 2016	24,780,839
Impairment of loans and advances	16,860,835
Recovery of credits charged-off as losses	7,034,857
Write-offs	(21,620,965)
Balance on December 31, 2017 (1)	27,055,566

(1) Does not include the effects of the initial adoption of IFRS 9, in the amount of R$3,829,475 thousand.

ALL expense with expected net loss of recoveries

	Years ended December 31 - R$ thousand
	2018	2017
Amount recorded	22,239,070	23,895,692
Amount recovered	(7,147,095)	(7,034,857)
Allowance for Loan Losses expense net of amounts recovered	15,091,975	16,860,835